LOANS AND OTHER LIABILITIES (Details Narrative) - HSBC Facility [Member] $ in Thousands	Mar. 31, 2023 USD ($)
Line of Credit Facility [Line Items]
Working capital loan and overdraft loan facility	$ 1,220
Current balance	$ 720